Expense Example - Pioneer Global Sustainable Growth Fund	Apr. 17, 2021 USD ($)
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	$ 278
Expense Example, with Redemption, 3 Years	777
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	438
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	671
Expense Example, with Redemption, 3 Years	$ 1,093